Summary of Significant Accounting Policies (Details) - Schedule of currency exchange rates	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Balance sheet items, except for equity accounts [Member]
Summary of Significant Accounting Policies (Details) - Schedule of currency exchange rates [Line Items]
Currency exchange rates	6.8972	6.3726	6.525
Balance sheet items, except for equity accounts [Member]
Summary of Significant Accounting Policies (Details) - Schedule of currency exchange rates [Line Items]
Currency exchange rates	7.8015	7.7996	7.7534
Items in the statements of operations and cash flows [Member]
Summary of Significant Accounting Policies (Details) - Schedule of currency exchange rates [Line Items]
Currency exchange rates	6.729	6.4508	6.9042
Items in the statements of operations and cash flows [Member]
Summary of Significant Accounting Policies (Details) - Schedule of currency exchange rates [Line Items]
Currency exchange rates	7.8306	7.7727	7.7559